Associated companies (Tables)	6 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of associates
As of June 30, 2024 and December 31, 2023, associated companies accounted for under the equity method of accounting consisted of the following:

	% Ownership as of June 30, 2024	June 30, 2024	December 31, 2023
Shannon Engine Support	50.0	$869,284	$797,185
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)	16.7	91,940	91,898
Other	9.5-39.3	78,485	82,434
		$1,039,709	$971,517